Nature of Operations and Going Concern Uncertainty	12 Months Ended
Aug. 31, 2020
Disclosure of going concern [Abstract]
Nature of Operations and Going Concern Uncertainty [Text Block]

1. Nature of Operations and Going Concern Uncertainty

Avalon Advanced Materials Inc. ("Avalon") is a publicly listed company incorporated in Canada and continued under the Canada Business Corporations Act. Avalon's common shares are listed on the Toronto Stock Exchange (the "TSX") (TSX: AVL), on the OTCQB® Venture Market (OTCQB: AVLNF), and the Frankfurt Stock Exchange in Germany. The registered address, principal address and records office of Avalon is located at 130 Adelaide Street West, Suite 1901, Toronto, Ontario, Canada, M5H 3P5.

Avalon, together with its subsidiaries (collectively, the "Company") is principally engaged in the acquisition, exploration, evaluation and development of specialty metal and mineral properties, located principally in Canada. To date, the Company has not earned any significant revenues.

The realization of amounts shown for its development asset - the Nechalacho Rare Earth Elements Project (the "Nechalacho REE Project") and its exploration and evaluation assets is dependent upon the discovery of economically recoverable reserves (where not already identified), the ability of the Company to obtain the necessary financing to develop these assets, and future profitable production or proceeds of disposition from these assets.

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards ("IFRS") as issued by the International Accounting Standards Board ("IASB") applicable to a going concern, which assumes the Company will continue to meet its obligations and discharge its liabilities in the normal course of business for the foreseeable future. Different bases of measurement may be appropriate when a company is not expected to continue operations for the foreseeable future. The Company is in the exploration and development stage and raises funds in the equity markets to conduct its business activities. The Company has incurred losses in the current and prior years, with a net loss of $5,367,264 the year ended August 31, 2020 (the "Year") and an accumulated deficit of $86,784,228 as at August 31, 2020. The Company's cash and cash equivalents balance at August 31, 2020 was $1,295,723, and the working capital was $633,581. Excluding the deferred flow-through share premium of $136,800, the Company's adjusted working capital as at August 31, 2020 was $770,381 (calculated by adding back the deferred flow-through share premium of $136,800 to the working capital of $633,581).

The outbreak of the novel strain of coronavirus, specifically identified as "COVID-19", has resulted in governments worldwide enacting emergency measures to combat the spread of the virus. These measures, which include the implementation of travel bans, self-imposed quarantine periods and social distancing, have caused material disruption to businesses globally resulting in an economic slowdown. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments, and the impact on the Company's ability to raise capital, its financial results or its financial condition.

Given the continuation of weak investor sentiment and capital market conditions in the junior resource sector, there exists an uncertainty as to the Company's ability to raise additional funds on favorable terms. These conditions indicate the existence of a material uncertainty that raises substantial doubt about the Company's ability to continue as a going concern. As at August 31, 2020, the Company is required to incur additional Canadian exploration expenses ("CEE") of $539,400 by December 31, 2021. The Company's expenditures on discretionary exploration and development activities have some scope for flexibility in terms of amount and timing, which can be adjusted accordingly. Management intends to finance these expenditures over the next twelve months with funds currently on hand, and through planned equity financings.

These consolidated financial statements do not reflect the adjustments to the carrying values of assets and liabilities and the reported expenses and statement of financial position classifications that would be necessary should the going concern assumption be inappropriate, and those adjustments could be material.

These consolidated financial statements have been reviewed and approved by the Company's Audit Committee and the Board of Directors on November 27, 2020.